Annual Fund Operating Expenses	Sep. 30, 2026
Kurv Gold Enhanced Income ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.99%
Kurv Silver Enhanced Income ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.99%
Kurv Platinum Enhanced Income ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.99%
Kurv Copper & Mining Enhanced Income ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.99%

[1]	Other Expenses are estimated for the Platinum Fund’s initial fiscal year, and includes Acquired Fund Fees and Expenses which are estimated to be less than 0.005% and, therefore, rounded to 0.00%.
[2]	Other expenses are restated to reflect current fees and include Acquired Fund Fees and Expenses which are estimated to be under 0.005% of Fund assets.